UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Ordinary shares Class A shares	Ordinary shares Class B shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance (in Shares) at Dec. 31, 2023	11,000,000	1,000,000
Balance at Dec. 31, 2023	$ 1,100	$ 100	$ 10,645,122	$ 1,113,170	$ 9,187,215	$ (744,619)	$ 20,202,087
Foreign currency translation loss						(476,440)	(476,440)
Share issuance	$ 1,600		7,998,400				8,000,000
Share issuance (in Shares)	16,000,000
Net income (loss)					(1,058,540)		(1,058,540)
Balance (in Shares) at Jun. 30, 2024	27,000,000	1,000,000
Balance at Jun. 30, 2024	$ 2,700	$ 100	18,643,522	1,113,170	8,128,675	(1,221,060)	26,667,107
Balance (in Shares) at Dec. 31, 2024	49,588,235	1,000,000
Balance at Dec. 31, 2024	$ 4,959	$ 100	18,641,264	1,123,204	8,061,204	(1,244,996)	26,585,735
Foreign currency translation loss						329,552	329,552
Net income (loss)					(516,655)		(516,655)
Balance (in Shares) at Jun. 30, 2025	49,588,235	1,000,000
Balance at Jun. 30, 2025	$ 4,959	$ 100	$ 18,641,264	$ 1,123,204	$ 7,544,550	$ (915,444)	$ 26,398,633